Intangible Assets (Tables)	9 Months Ended
Sep. 30, 2020
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of Intangible Assets

Intangible assets are amortized on a straight-line basis over the term of the Casa Zeta-Jones license, which is 3.5 years.

	Cost	Amortization	Net

Brand design	$6,647	$462	$6,185
License	343,094	20,422	322,672

	$349,741	$20,884	$328,857